COMMITMENTS AND CONTINGENCIES - Legal Matters (Details) $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($) complaint
Legal Matters
Estimated litigation liability	$ 5,200
Marchese, et al. v. Cablevision Systems Corporation and CSC Holdings, LLC
Legal Matters
Number of versions of complaint dismissed without prejudice by the District Court | complaint	3
Loss Contingency, Loss in Period	$ 15,600
Estimated litigation liability	6,100
Attorneys' fee	9,500
Cablevision Consumer Litigation
Legal Matters
Estimated litigation liability	$ 5,200